Financial Assets and Financial Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Financial Assets and Financial Liabilities [Line Items]
Unlisted investment					¥ 1,000
Trade receivable (in Dollars) | $		$ 600
Supplier transactions						¥ 118,118
Supplier payments					¥ 118,118
Level 2 of Fair Value Hierarchy [Member]
Financial Assets and Financial Liabilities [Line Items]
Unlisted investment | $
Trade Receivables [Member] | Largest Customer [Member]
Financial Assets and Financial Liabilities [Line Items]
Trade receivables		54.00%	34.00%	34.00%
Trade Receivables [Member] | Five Largest Customers [Member]
Financial Assets and Financial Liabilities [Line Items]
Trade receivables		93.00%	92.00%	92.00%